Audit Information	12 Months Ended
Jul. 31, 2025
Auditor [Table]
Auditor Name	LI CPA, LLC
Auditor Firm ID	7093
Auditor Location	Aurora Colorado
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of ATIF Holdings Limited. (the “Company”) as of July 31, 2025, the related consolidated statements of income and comprehensive income, changes in shareholders’ equity, and cash flows for the year ended July 31, 2025, and the related notes to the consolidated financial statements and schedule (collectively, the financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of July 31, 2025, and the result of its operations and its cash flows for the year ended July 31 2025, in conformity with accounting principles generally accepted in the United States of America.